Liability under insurance contracts - Summary of details policy reserves (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of policy reserves [Line Items]
Premium reserve	₩ 52,000,858	₩ 52,053,082
Guarantee reserve	300,085	310,062
Unearned premium reserve	88,344	1,669
Reserve for outstanding claims	1,814,562	1,843,288
Interest rate difference guarantee reserve	1,608	1,871
Mortality gains reserve	37,104	41,069
Interest gains reserve	22,421	23,285
Expense gains reserve	12,550	13,663
Long term duration dividend reserve	36,437	39,469
Reserve for policyholder's profit dividend	1,616	1,635
Reserve for losses on dividend insurance contract	1,155	953
Policy reserve, total	54,316,740	54,330,046	₩ 53,391,401
Individual insurance
Details of policy reserves [Line Items]
Premium reserve	51,984,422	52,037,409
Guarantee reserve	300,085	310,062
Unearned premium reserve	1,644	1,661
Reserve for outstanding claims	1,795,859	1,828,912
Interest rate difference guarantee reserve	1,608	1,871
Mortality gains reserve	37,102	41,067
Interest gains reserve	22,421	23,285
Expense gains reserve	12,550	13,663
Long term duration dividend reserve	36,437	39,469
Reserve for policyholder's profit dividend	1,616	1,635
Reserve for losses on dividend insurance contract	1,155	953
Policy reserve, total	54,194,899	54,299,987	53,357,511
Pure endowment
Details of policy reserves [Line Items]
Premium reserve	14,123,768	14,515,676
Guarantee reserve	20,514	24,717
Unearned premium reserve	2	1
Reserve for outstanding claims	275,089	266,157
Interest rate difference guarantee reserve	1,496	1,734
Mortality gains reserve	5,932	6,894
Interest gains reserve	22,202	23,031
Expense gains reserve	5,490	6,068
Long term duration dividend reserve	24,550	26,799
Reserve for policyholder's profit dividend	1,616	1,635
Reserve for losses on dividend insurance contract	1,155	953
Policy reserve, total	14,481,814	14,873,665	14,936,578
Death
Details of policy reserves [Line Items]
Premium reserve	30,270,677	28,443,718
Guarantee reserve	278,826	284,474
Unearned premium reserve	1,642	1,660
Reserve for outstanding claims	1,182,023	1,137,858
Interest rate difference guarantee reserve	106	130
Mortality gains reserve	31,100	34,085
Interest gains reserve	209	242
Expense gains reserve	7,060	7,595
Long term duration dividend reserve	11,881	12,663
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	31,783,524	29,922,425	28,074,444
Endowment
Details of policy reserves [Line Items]
Premium reserve	7,589,977	9,078,015
Guarantee reserve	745	871
Unearned premium reserve	0	0
Reserve for outstanding claims	338,747	424,897
Interest rate difference guarantee reserve	6	7
Mortality gains reserve	70	88
Interest gains reserve	10	12
Expense gains reserve	0	0
Long term duration dividend reserve	6	7
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	7,929,561	9,503,897	10,346,489
Group insurance
Details of policy reserves [Line Items]
Premium reserve	13,622	15,673
Guarantee reserve	0	0
Unearned premium reserve	1	8
Reserve for outstanding claims	14,154	14,376
Interest rate difference guarantee reserve	0	0
Mortality gains reserve	2	2
Interest gains reserve	0	0
Expense gains reserve	0	0
Long term duration dividend reserve	0	0
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	27,779	30,059	33,890
Pure protection
Details of policy reserves [Line Items]
Premium reserve	13,556	15,609
Guarantee reserve	0	0
Unearned premium reserve	1	8
Reserve for outstanding claims	14,154	14,376
Interest rate difference guarantee reserve	0	0
Mortality gains reserve	2	2
Interest gains reserve	0	0
Expense gains reserve	0	0
Long term duration dividend reserve	0	0
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	27,713	29,995	33,828
Savings
Details of policy reserves [Line Items]
Premium reserve	66	64
Guarantee reserve	0	0
Unearned premium reserve	0	0
Reserve for outstanding claims	0	0
Interest rate difference guarantee reserve	0	0
Mortality gains reserve	0	0
Interest gains reserve	0	0
Expense gains reserve	0	0
Long term duration dividend reserve	0	0
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	66	64	₩ 62
General Insurance [Member]
Details of policy reserves [Line Items]
Premium reserve	2,814
Unearned premium reserve	86,699
Reserve for outstanding claims	4,549
Policy reserve, total	94,062
Automotive [Member]
Details of policy reserves [Line Items]
Reserve for outstanding claims	1,880
Policy reserve, total	1,880	₩ 0
General [Member]
Details of policy reserves [Line Items]
Unearned premium reserve	86,699
Reserve for outstanding claims	2,598
Policy reserve, total	89,297
LongTerm [Member]
Details of policy reserves [Line Items]
Premium reserve	2,814
Reserve for outstanding claims	71
Policy reserve, total	₩ 2,885